Loans and ACL - Summary of Loan Modifications (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, to Total Financing Receivables, Percentage	1.10%
Financing Receivable, Modified in Period, Amount	$ 3,426
Financing Receivable, Modified, Accumulated	2,877	$ 2,200
Renewals
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	1,530
Term Extensions
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	209
Capitalizations
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	104
Payment Delays
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	1,053
Combination - Interest Rate Adjustment and Term Extension
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	97
Combination - Capitalization and Term Extension
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	310
Combination - Capitalization, Interest Rate and Term Extension
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	61
Other
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	$ 62
Commercial: | Commercial and industrial
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, to Total Financing Receivables, Percentage	0.82%
Financing Receivable, Modified in Period, Amount	$ 1,325
Financing Receivable, Modified, Accumulated	1,027
Commercial: | Commercial and industrial | Renewals
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	1,158
Commercial: | Commercial and industrial | Term Extensions
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	51
Commercial: | Commercial and industrial | Capitalizations
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Commercial: | Commercial and industrial | Payment Delays
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	24
Commercial: | Commercial and industrial | Combination - Interest Rate Adjustment and Term Extension
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	65
Commercial: | Commercial and industrial | Combination - Capitalization and Term Extension
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Commercial: | Commercial and industrial | Combination - Capitalization, Interest Rate and Term Extension
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Commercial: | Commercial and industrial | Other
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	$ 27
Commercial: | CRE
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, to Total Financing Receivables, Percentage	1.86%
Financing Receivable, Modified in Period, Amount	$ 419
Financing Receivable, Modified, Accumulated	245
Commercial: | CRE | Renewals
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	347
Commercial: | CRE | Term Extensions
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Commercial: | CRE | Capitalizations
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Commercial: | CRE | Payment Delays
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	72
Commercial: | CRE | Combination - Interest Rate Adjustment and Term Extension
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Commercial: | CRE | Combination - Capitalization and Term Extension
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Commercial: | CRE | Combination - Capitalization, Interest Rate and Term Extension
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Commercial: | CRE | Other
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	$ 0
Commercial: | Commercial construction
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, to Total Financing Receivables, Percentage	0.37%
Financing Receivable, Modified in Period, Amount	$ 25
Financing Receivable, Modified, Accumulated	22
Commercial: | Commercial construction | Renewals
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	25
Commercial: | Commercial construction | Term Extensions
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Commercial: | Commercial construction | Capitalizations
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Commercial: | Commercial construction | Payment Delays
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Commercial: | Commercial construction | Combination - Interest Rate Adjustment and Term Extension
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Commercial: | Commercial construction | Combination - Capitalization and Term Extension
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Commercial: | Commercial construction | Combination - Capitalization, Interest Rate and Term Extension
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Commercial: | Commercial construction | Other
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	$ 0
Consumer: | Residential mortgage
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, to Total Financing Receivables, Percentage	1.17%
Financing Receivable, Modified in Period, Amount	$ 651
Financing Receivable, Modified, Accumulated	633
Consumer: | Residential mortgage | Renewals
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Consumer: | Residential mortgage | Term Extensions
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	111
Consumer: | Residential mortgage | Capitalizations
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	104
Consumer: | Residential mortgage | Payment Delays
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	58
Consumer: | Residential mortgage | Combination - Interest Rate Adjustment and Term Extension
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	2
Consumer: | Residential mortgage | Combination - Capitalization and Term Extension
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	310
Consumer: | Residential mortgage | Combination - Capitalization, Interest Rate and Term Extension
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	61
Consumer: | Residential mortgage | Other
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	$ 5
Consumer: | Home equity
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, to Total Financing Receivables, Percentage	0.13%
Financing Receivable, Modified in Period, Amount	$ 13
Financing Receivable, Modified, Accumulated	11
Consumer: | Home equity | Renewals
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Consumer: | Home equity | Term Extensions
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Consumer: | Home equity | Capitalizations
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Consumer: | Home equity | Payment Delays
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	2
Consumer: | Home equity | Combination - Interest Rate Adjustment and Term Extension
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	9
Consumer: | Home equity | Combination - Capitalization and Term Extension
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Consumer: | Home equity | Combination - Capitalization, Interest Rate and Term Extension
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Consumer: | Home equity | Other
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	$ 2
Consumer: | Indirect auto
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, to Total Financing Receivables, Percentage	4.16%
Financing Receivable, Modified in Period, Amount	$ 945
Financing Receivable, Modified, Accumulated	898
Consumer: | Indirect auto | Renewals
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Consumer: | Indirect auto | Term Extensions
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	26
Consumer: | Indirect auto | Capitalizations
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Consumer: | Indirect auto | Payment Delays
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	896
Consumer: | Indirect auto | Combination - Interest Rate Adjustment and Term Extension
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	16
Consumer: | Indirect auto | Combination - Capitalization and Term Extension
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Consumer: | Indirect auto | Combination - Capitalization, Interest Rate and Term Extension
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Consumer: | Indirect auto | Other
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	$ 7
Consumer: | Other consumer
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, to Total Financing Receivables, Percentage	0.10%
Financing Receivable, Modified in Period, Amount	$ 28
Financing Receivable, Modified, Accumulated	25
Consumer: | Other consumer | Renewals
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Consumer: | Other consumer | Term Extensions
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	21
Consumer: | Other consumer | Capitalizations
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Consumer: | Other consumer | Payment Delays
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	1
Consumer: | Other consumer | Combination - Interest Rate Adjustment and Term Extension
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	5
Consumer: | Other consumer | Combination - Capitalization and Term Extension
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Consumer: | Other consumer | Combination - Capitalization, Interest Rate and Term Extension
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Consumer: | Other consumer | Other
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	$ 1
Credit card
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, to Total Financing Receivables, Percentage	0.39%
Financing Receivable, Modified in Period, Amount	$ 20
Financing Receivable, Modified, Accumulated	16
Credit card | Renewals
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Credit card | Term Extensions
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Credit card | Capitalizations
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Credit card | Payment Delays
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Credit card | Combination - Interest Rate Adjustment and Term Extension
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Credit card | Combination - Capitalization and Term Extension
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Credit card | Combination - Capitalization, Interest Rate and Term Extension
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	0
Credit card | Other
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified in Period, Amount	$ 20